Income tax expense and other taxes - Schedule of components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Current income tax charge	$ 25,171	$ 24,208	$ 32,934
Changes in estimates related to prior years	1,304	2,943	2,225
Deferred tax expense:
Relating to origination and reversal of temporary differences	(2,492)	(6,938)	(15,050)
Income tax expense reported in the income statement	23,983	20,213	20,109
Coverage reservations			3,558
Reserves relating to actuarial gains and losses	441	(39)	(15,018)
Income tax expense charged directly to other comprehensive income	$ 441	$ (39)	$ (11,460)